Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position
Current assets		$ 77,276,845	$ 51,695,747
Non-current assets		225,515,586	190,730,869
Total assets		302,792,431	242,426,616
Current liabilities		56,782,338	30,248,731
Non-current liabilities		132,107,004	121,594,113
Total liabilities		188,889,342	151,842,844
Net equity		113,903,089	90,583,772	$ 53,499,363	$ 58,231,628
Other complementary information
Cash and cash equivalents		15,401,058	14,549,906	5,082,308	$ 7,075,758
Loans and borrowings		22,198,583	9,206,283
Non-current		92,936,256	85,854,645
Statement of profit or loss
Sales revenue		159,611,078	91,881,204	50,223,393
Costs of sales		(89,458,148)	(55,581,776)	(37,567,472)
Other operating income (expenses), net		(4,335,695)	(3,342,069)	(3,373,150)
Financial (expenses) income		(6,834,757)	(3,698,054)	(2,481,587)
Income tax (expense)		18,963,938	8,795,263	2,038,661
Financial year results		35,199,480	17,630,554	2,737,853
Other comprehensive income for the year, net of tax	$ 361,728	8,894,726	3,571,125	$ 1,356,224
Interligacao Eletrica do Madeira
Statement of financial position
Current assets		689,613	593,389
Non-current assets		5,890,932	4,432,664
Total assets		6,580,545	5,026,053
Current liabilities		376,203	325,049
Non-current liabilities		2,765,355	2,196,231
Total liabilities		3,141,558	2,521,280
Net equity		3,438,987	2,504,773
Other complementary information
Cash and cash equivalents		200,091	207,703
Statement of profit or loss
Sales revenue		603,362	639,356
Costs of sales		(20,098)	(18,021)
Other operating income (expenses), net		0
Financial (expenses) income		(88,991)	(129,094)
Income tax (expense)		(106,292)	(112,574)
Financial year results		387,981	379,667
Other comprehensive income for the year, net of tax		0	0
Depreciation and amortization		881	3,708
Transmissora Alianca de Energia Eletrica
Statement of financial position
Current assets		1,967,310	1,233,296
Non-current assets		12,351,913	8,985,539
Total assets		14,319,223	10,218,835
Current liabilities		753,445	711,592
Non-current liabilities		7,474,497	4,633,422
Total liabilities		8,227,942	5,345,014
Net equity		6,091,281	4,873,821
Other complementary information
Cash and cash equivalents		700,313	128,256
Statement of profit or loss
Sales revenue		2,598,283	2,953,672
Costs of sales		(410,106)	(450,666)
Other operating income (expenses), net		(198,835)	(117,526)
Financial (expenses) income		(606,837)	(562,549)
Income tax (expense)		(129,531)	(285,702)
Financial year results		1,252,974	1,537,229
Other comprehensive income for the year, net of tax		8,565	15,599
Depreciation and amortization		20,551	15,076
Equion Energy Limited
Statement of financial position
Current assets		1,684,029	3,054,020
Non-current assets		27,943	3,850
Total assets		1,711,972	3,057,870
Current liabilities		41,336	62,157
Non-current liabilities		31,372	35,316
Total liabilities		72,708	97,473
Net equity		1,639,264	2,960,397
Other complementary information
Cash and cash equivalents		52,370	106,858
Statement of profit or loss
Sales revenue		4,263	63,169
Costs of sales		(23,726)	(45,201)
Other operating income (expenses), net		(945)	(8,553)
Financial (expenses) income		48,040	65,611
Income tax (expense)		23,151	(22,091)
Financial year results		50,783	52,935
Other comprehensive income for the year, net of tax		1,144,801	1,632,400
Depreciation and amortization		$ 47	$ 399